Financial risk management objectives and policies - Credit risk (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Apr. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets				$ 28,258	$ 30,637
Offset trade receivables and payables				$ 184	152
Expected credit loss allowance recognition period				12 months
Capital contributions				$ 0	0	$ 348,646
Equity Offering
Disclosure of detailed information about financial instruments [line items]
Capital contributions	$ 341,000
Equity Offering | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Capital contributions		$ 231,000	$ 280,000			341,000
Additional paid in capital			$ 86,000
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets				(5,101)	(7,536)
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets				23,157	23,101
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets				$ (5,101)	$ (7,536)	$ (6,412)